Equity-Based Compensation - Summary of Information about Stock Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
11.04 - 11.11 [Member]
Summary of Information about Stock Options
Range of Exercise Prices, Lower Range Limit	$ 11.04
Range of Exercise Prices, Upper Range Limit	$ 11.11
Number Outstanding and Exercisable	49,900
Weighted-Average Remaining Contractual Life (Years)	11 months 23 days
Weighted Average Exercise Price	$ 11.08
13.68 - 14.70 [Member]
Summary of Information about Stock Options
Range of Exercise Prices, Lower Range Limit	$ 13.68
Range of Exercise Prices, Upper Range Limit	$ 14.70
Number Outstanding and Exercisable	73,100
Weighted-Average Remaining Contractual Life (Years)	1 year 9 months 26 days
Weighted Average Exercise Price	$ 13.94